UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interest	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2022	$ 127,358,573	$ 4,637	$ 158,819,506	$ (255,893)	$ (916,202)	$ 3,767,925	$ 175,745	$ (3,530,926)	$ (32,682,893)	$ 969,402	$ 1,007,272	$ 30,940,275	$ 158,298,848
Share-based incentives	2,573,244	5	631,778		135,361	1,806,100							2,573,244
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Purchase of own shares	(26,206,394)							(26,206,394)					(26,206,394)
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Distribution of dividends by subsidiary												(452,129)	(452,129)
(Loss) profit for the period	(7,658,449)								(7,658,449)			3,144,170	(4,514,279)
Other comprehensive income (loss)	280,605									280,605		336,302	616,907
Balance at Dec. 31, 2022	272,648,077	6,435	325,020,333	(255,893)	(780,841)	7,194,165	9,285,261	(29,737,320)	(40,341,342)	1,250,007	1,007,272	33,968,618	306,616,695
Balance at Jun. 30, 2023	298,594,088	6,493	327,028,559	(255,893)	(780,841)	6,645,442	9,285,261	(30,553,591)	(13,903,017)	1,282,377	(160,702)	31,902,019	330,496,107
Share-based incentives	7,535,426	4	526,017			7,009,405							7,535,426
Purchase of own shares	(734,388)							(734,388)					(734,388)
Distribution of dividends by subsidiary												(151,612)	(151,612)
(Loss) profit for the period	(4,483,185)								(4,483,185)			3,043,222	(1,439,963)
Other comprehensive income (loss)	(370,169)									(370,169)		(74,085)	(444,254)
Balance at Dec. 31, 2023	$ 300,541,772	$ 6,497	$ 327,554,576	$ (255,893)	$ (780,841)	$ 13,654,847	$ 9,285,261	$ (31,287,979)	$ (18,386,202)	$ 912,208	$ (160,702)	$ 34,719,544	$ 335,261,316